SHARE CAPITAL (Tables)	12 Months Ended
Nov. 30, 2019
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of	Weighted Average
	Options	Exercise Price
Balance, November 30, 2016	875,000	$0.16
Exercised	(125,000)	$0.15
Balance, November 30, 2017	750,000	$0.17
Exercised	(625,000)	$0.14
Balance, November 30, 2018	125,000	$0.30
Granted	3,300,000	$0.58
Exercised	(125,000)	$0.30
Cancelled	(150,000)	$0.60
Balance, November 30, 2019	3,150,000	$0.58

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Expiry Date	Exercise Price	Numbers of options outstanding	Numbers of options exercisable	Weighted average remaining contractual life (year)	Weighted average exercise price
	$				$
January 15, 2024	0.60	2,150,000	-	2.82	0.60
March 20, 2024	0.60	350,000	-	0.48	0.60
November 28, 2024	0.50	650,000	-	1.03	0.50
		3,150,000	-	4.33	0.58

Disclosure of share purchase warrant transactions [Table Text Block]
	Number of Warrants	Weighted Average Exercise Price
Balance, November 30, 2017 and 2016	2,640,000	$0.10
Warrants granted	3,567,275	$0.58
Warrants exercised	(2,045,000)	$0.10
Balance, November 30, 2018	4,162,275	$0.51
Warrants expired	(3,251,975)	$0.60
Warrants exercised	(910,300)	$0.21
Balance, November 30, 2019	-	$-